STOCKHOLDERS' EQUITY - Outstanding Common Stock Warrants (Details 1) (Warrants, USD $)	Jun. 30, 2013	Dec. 31, 2012
Class of Warrant or Right [Line Items]
Outstanding common stock warrants, total warrants outstanding and exercisable	$ 980,720	$ 980,720
Outstanding common stock warrants total exercise price	1,874,620	1,874,620
Outstanding common stock warrants weighted average exercise price	1.91	1.91
Senior Subordinated Notes Strike Price 3.62
Class of Warrant or Right [Line Items]
Outstanding common stock warrants, date issued	2009-12	2009-12
Outstanding common stock warrants expiration date	2014-12	2014-12
Outstanding common stock warrants strike price	$ 3.62	$ 3.62
Outstanding common stock warrants, total warrants outstanding and exercisable	138,260	138,260
Outstanding common stock warrants total exercise price	500,000	500,000
Senior Subordinated Notes Strike Price 4.34
Class of Warrant or Right [Line Items]
Outstanding common stock warrants, date issued	2009-12	2009-12
Outstanding common stock warrants expiration date	2014-12	2014-12
Outstanding common stock warrants strike price	$ 4.34	$ 4.34
Outstanding common stock warrants, total warrants outstanding and exercisable	138,260	138,260
Outstanding common stock warrants total exercise price	600,000	600,000
Placement Agent Preferred Stock Class D
Class of Warrant or Right [Line Items]
Outstanding common stock warrants, date issued	2012-12	2012-12
Outstanding common stock warrants expiration date	2017-12	2017-12
Outstanding common stock warrants strike price	$ 1.10	$ 1.10
Outstanding common stock warrants, total warrants outstanding and exercisable	704,200	704,200
Outstanding common stock warrants total exercise price	$ 774,620	$ 774,620